INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Current Assets	$ 3,544,325	$ 3,931,381
Non-current Assets	12,483,994	11,928,649	$ 11,152,588
Total Assets	16,028,319	15,860,030	14,593,748
Current Liabilities	1,097,593	1,261,522
Non-current Liabilities	7,515,091	7,229,093
Equity	7,415,635	7,369,415	7,338,971	$ 7,116,893
Total Equity and Liabilities	16,028,319	15,860,030
Revenues	4,732,869	5,329,214	5,954,833
Profit or loss (continuing operations)	25,305	61,970	726,759
Other comprehensive income	(230,012)	(30,029)	(174,441)
Total comprehensive income	(204,707)	31,941	552,318
Dividends	309	1,390	$ 326,047
Associates [member]
Statement [Line Items]
Current Assets	122,362	15,022
Non-current Assets	79,642	215,330
Total Assets	202,004	230,352
Current Liabilities	4,790	11,294
Non-current Liabilities	22,232	28,036
Equity	174,982	191,022
Total Equity and Liabilities	202,004	230,352
Revenues	11,281	54,351
Expenses	(1,429)	(44,253)
Profit or loss (continuing operations)	9,852	10,098
Other comprehensive income	0	7,540
Total comprehensive income	9,852	17,638
Dividends	1,148	6,470
Puertos y Logistica S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	0	0
Non-current Assets	0	0
Total Assets	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Equity	0	0
Total Equity and Liabilities	0	0
Revenues	0	42,362
Expenses	0	(42,350)
Profit or loss (continuing operations)	0	12
Other comprehensive income	0	7,540
Total comprehensive income	0	7,552
Dividends	0	6,060
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	114,463	29
Non-current Assets	1	111,896
Total Assets	114,464	111,925
Current Liabilities	54	98
Non-current Liabilities	0	0
Equity	114,410	111,827
Total Equity and Liabilities	114,464	111,925
Revenues	0	0
Expenses	6,910	6,602
Profit or loss (continuing operations)	6,910	6,602
Other comprehensive income	0
Total comprehensive income	6,910	6,602
Dividends	0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	4,155	9,974
Non-current Assets	3,444	3,436
Total Assets	7,599	13,410
Current Liabilities	4,029	10,222
Non-current Liabilities	2,634	2,325
Equity	936	863
Total Equity and Liabilities	7,599	13,410
Revenues	5,185	4,769
Expenses	(4,987)	(4,803)
Profit or loss (continuing operations)	198	(34)
Other comprehensive income	0	0
Total comprehensive income	198	(34)
Dividends	0	0
Vale do corisco S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	3,725	4,992
Non-current Assets	76,129	99,943
Total Assets	79,854	104,935
Current Liabilities	699	965
Non-current Liabilities	19,554	25,664
Equity	59,601	78,306
Total Equity and Liabilities	79,854	104,935
Revenues	6,096	7,220
Expenses	(3,349)	(3,700)
Profit or loss (continuing operations)	2,747	3,520
Other comprehensive income	0	0
Total comprehensive income	2,747	3,520
Dividends	1,148	410
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	1	2
Non-current Assets	11	36
Total Assets	12	38
Current Liabilities	0	0
Non-current Liabilities	5	5
Equity	7	33
Total Equity and Liabilities	12	38
Revenues	0	0
Expenses	0	0
Profit or loss (continuing operations)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
Dividends	0	0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	18	25
Non-current Assets	57	19
Total Assets	75	44
Current Liabilities	8	9
Non-current Liabilities	39	42
Equity	28	(7)
Total Equity and Liabilities	75	44
Revenues	0	0
Expenses	(3)	(2)
Profit or loss (continuing operations)	(3)	(2)
Other comprehensive income	0	0
Total comprehensive income	(3)	(2)
Dividends	$ 0	$ 0